SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, other than as set forth below, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Nasdaq Compliance and admission to the OTC Markets

On January 3, 2025, the Company received written notification from the listing qualifications staff (“Staff”) of the Nasdaq indicating that the minimum closing bid price per share for its ADSs was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). Based upon the Company’s non-compliance with the Bid Price Rule, the Staff had determined to delist the Company’s securities from Nasdaq, subject to the Company’s request for a hearing before a Nasdaq hearings panel (the “Panel”). Because, as previously disclosed, the Company is subject to a discretionary panel monitor through August 21, 2025 pursuant to Nasdaq Listing Rule 5815(d)(4)(A), the Staff did not grant additional time for the Company to regain compliance with the Bid Price Rule.

The Company requested and was granted a hearing before a hearing panel on February 20, 2025 at which it requested continued listing on The Nasdaq Capital Market since it has returned to compliance and expected to continue to do so.

On March 20, 2025, the Company received notice that the Nasdaq Hearings Panel had determined to delist the Company’s securities from Nasdaq due to the Company’s failure to comply with Rule 5550(a)(2) of Nasdaq’s Listing Rules. The Rule requires listed securities to maintain a minimum bid price of $1.00 per share. Management is currently working on an appeal with Nasdaq.

The Company’s securities were suspended for trading on Nasdaq effective at the opening of trading on Monday, March 24, 2025. The Company’s American Depositary Shares were eligible to trade on the OTC Markets effective with the opening of trading on Monday, March 24, 2025. This delisting and transition to the OTC Markets did not change the Company’s obligation to file annual reports and certain other reports with the SEC under the applicable federal securities laws.

Exercise of prefunded warrants

During January 2025, prefunded warrants representing 204,929,400 Ordinary shares were exercised.

Issuances under the ATM Agreement

In the period from January 1, 2025 through the issuance of the financial statements, a further 2,247,046 ADSs were issued representing 5,649,306,400 Ordinary shares for total gross proceeds of $4.84 million (£3.87 million).